Quarterly Holdings Report
for
Fidelity® Series Small Cap Discovery Fund
January 31, 2022
XS4-NPRT3-0422
1.968034.108
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.8%
Entertainment - 1.2%
Capcom Co. Ltd.	700,000	16,898,530
Interactive Media & Services - 1.6%
Dip Corp.	325,000	10,289,319
Ziff Davis, Inc. (a)	125,000	13,132,500
		23,421,819
Media - 1.0%
Cogeco Communications, Inc.	100,000	8,208,315
Emerald Holding, Inc. (a)	1,923,000	6,268,980
		14,477,295
TOTAL COMMUNICATION SERVICES		54,797,644
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 2.3%
Adient PLC (a)	500,000	20,985,000
Patrick Industries, Inc.	200,056	12,883,606
		33,868,606
Diversified Consumer Services - 2.3%
Adtalem Global Education, Inc. (a)	552,282	16,248,136
OneSpaWorld Holdings Ltd. (a)(b)	750,000	7,740,000
Perdoceo Education Corp. (a)	850,000	9,367,000
		33,355,136
Hotels, Restaurants & Leisure - 0.5%
Hilton Grand Vacations, Inc. (a)	150,000	7,329,000
Household Durables - 1.7%
Helen of Troy Ltd. (a)	85,000	17,793,050
LGI Homes, Inc. (a)	50,000	6,225,500
		24,018,550
Multiline Retail - 1.0%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	296,100	14,195,034
Specialty Retail - 1.8%
America's Car Mart, Inc. (a)(b)	75,000	7,119,000
Rent-A-Center, Inc.	300,000	12,645,000
Winmark Corp.	30,000	6,462,600
		26,226,600
TOTAL CONSUMER DISCRETIONARY		138,992,926
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	250,000	15,367,500
Food Products - 1.5%
Lamb Weston Holdings, Inc.	250,000	16,052,500
TreeHouse Foods, Inc. (a)	150,000	5,809,500
		21,862,000
TOTAL CONSUMER STAPLES		37,229,500
ENERGY - 2.8%
Energy Equipment & Services - 1.0%
ShawCor Ltd. Class A (a)	1,372,000	6,378,885
Total Energy Services, Inc. (a)	1,396,230	7,491,082
		13,869,967
Oil, Gas & Consumable Fuels - 1.8%
Brigham Minerals, Inc. Class A	1,200,000	25,968,000
TOTAL ENERGY		39,837,967
FINANCIALS - 15.6%
Banks - 4.6%
BOK Financial Corp.	200,000	20,510,000
Cullen/Frost Bankers, Inc.	175,000	24,676,750
First Hawaiian, Inc.	750,000	21,262,500
		66,449,250
Capital Markets - 1.0%
BrightSphere Investment Group, Inc.	675,000	14,566,500
Consumer Finance - 1.9%
Encore Capital Group, Inc. (a)(b)	35,000	2,257,500
FirstCash Holdings, Inc.	350,000	24,395,000
		26,652,500
Diversified Financial Services - 1.0%
Cannae Holdings, Inc. (a)	500,000	14,935,000
Insurance - 7.1%
Assurant, Inc.	100,000	15,251,000
Enstar Group Ltd. (a)	100,000	26,508,000
First American Financial Corp.	600,000	44,706,000
Primerica, Inc.	100,000	15,434,000
		101,899,000
TOTAL FINANCIALS		224,502,250
HEALTH CARE - 14.2%
Biotechnology - 2.1%
Cerevel Therapeutics Holdings (a)	200,310	5,216,072
Cullinan Oncology, Inc.	58,311	786,032
Erasca, Inc. (b)	491,100	5,819,535
Exelixis, Inc. (a)	381,800	6,910,580
Instil Bio, Inc. (a)(b)	358,348	4,160,420
Mirati Therapeutics, Inc. (a)	63,300	7,551,690
		30,444,329
Health Care Equipment & Supplies - 2.8%
Envista Holdings Corp. (a)	850,000	36,754,000
Utah Medical Products, Inc.	32,219	3,030,841
		39,784,841
Health Care Providers & Services - 4.9%
AdaptHealth Corp. (a)(b)	250,000	4,725,000
Owens & Minor, Inc.	399,000	16,793,910
Premier, Inc.	750,000	28,665,000
R1 RCM, Inc. (a)	850,000	20,213,000
		70,396,910
Life Sciences Tools & Services - 3.1%
Syneos Health, Inc. (a)	500,000	45,280,000
Pharmaceuticals - 1.3%
Arvinas Holding Co. LLC (a)	83,758	5,987,859
Prestige Brands Holdings, Inc. (a)	223,399	12,610,874
		18,598,733
TOTAL HEALTH CARE		204,504,813
INDUSTRIALS - 17.0%
Commercial Services & Supplies - 2.4%
Cimpress PLC (a)	300,000	20,166,000
The Brink's Co. (b)	200,000	13,956,000
		34,122,000
Industrial Conglomerates - 0.7%
Rheinmetall AG	100,000	10,454,980
Professional Services - 7.6%
ASGN, Inc. (a)	275,000	31,589,250
BGSF, Inc. (b)	4,124	56,128
Insperity, Inc.	200,000	21,506,000
Kforce, Inc.	450,000	30,901,500
Persol Holdings Co. Ltd.	1,000,000	25,815,817
		109,868,695
Road & Rail - 2.9%
TFI International, Inc.	300,000	28,890,000
TFI International, Inc. (Canada)	125,000	12,031,428
		40,921,428
Trading Companies & Distributors - 3.4%
Beacon Roofing Supply, Inc. (a)(b)	700,000	38,409,000
Univar, Inc. (a)	400,000	10,600,000
		49,009,000
TOTAL INDUSTRIALS		244,376,103
INFORMATION TECHNOLOGY - 16.3%
Electronic Equipment & Components - 5.5%
Insight Enterprises, Inc. (a)	500,000	47,075,000
TD SYNNEX Corp.	175,000	18,299,750
TTM Technologies, Inc. (a)	1,000,000	13,460,000
		78,834,750
IT Services - 8.2%
Computer Services, Inc.	600,000	33,600,000
Concentrix Corp.	250,000	50,247,503
Genpact Ltd.	500,000	24,875,000
Tucows, Inc. (a)(b)	125,000	9,875,000
		118,597,503
Semiconductors & Semiconductor Equipment - 2.4%
Cirrus Logic, Inc. (a)	200,000	17,888,000
Ichor Holdings Ltd. (a)	400,000	16,968,000
		34,856,000
Software - 0.2%
Consensus Cloud Solutions, Inc. (a)(b)	41,666	2,362,462
TOTAL INFORMATION TECHNOLOGY		234,650,715
MATERIALS - 5.8%
Chemicals - 2.7%
Valvoline, Inc.	1,200,000	39,528,000
Construction Materials - 2.8%
Eagle Materials, Inc.	40,000	5,834,000
RHI Magnesita NV	300,000	13,837,394
Wienerberger AG	550,000	19,913,874
		39,585,268
Metals & Mining - 0.3%
ERO Copper Corp. (a)	350,000	4,358,652
TOTAL MATERIALS		83,471,920
REAL ESTATE - 9.8%
Equity Real Estate Investment Trusts (REITs) - 4.3%
CareTrust (REIT), Inc.	150,000	3,181,500
Corporate Office Properties Trust (SBI)	500,000	12,630,000
Douglas Emmett, Inc.	1,100,000	34,342,000
iStar Financial, Inc.	500,000	10,735,000
		60,888,500
Real Estate Management & Development - 5.5%
Cushman & Wakefield PLC (a)(b)	2,000,000	41,980,000
Jones Lang LaSalle, Inc. (a)	150,000	37,618,500
		79,598,500
TOTAL REAL ESTATE		140,487,000
UTILITIES - 1.9%
Gas Utilities - 1.9%
Brookfield Infrastructure Corp. A Shares	422,500	28,020,200
TOTAL COMMON STOCKS (Cost $1,056,824,845)		1,430,871,038

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c)	1,391,428	1,391,706
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	29,614,970	29,617,931
TOTAL MONEY MARKET FUNDS (Cost $31,009,637)		31,009,637

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $1,087,834,482)	1,461,880,675
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(21,950,964)
NET ASSETS - 100.0%	1,439,929,711

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	25,339,770	220,311,185	244,259,249	3,902	-	-	1,391,706	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	29,199,568	273,413,050	272,994,687	256,937	-	-	29,617,931	0.1%
Total	54,539,338	493,724,235	517,253,936	260,839	-	-	31,009,637

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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